Fair Value Measurements - Additional Information (Detail) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
Reinvent Technology Partners Y [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value adjustment of warrants	$ 2,841,130	$ 3,753,970